Consolidated Statement of Loss of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenue from collaboration agreements	€ 31,253	€ 18,449		€ 3,770
Research and development expenses	(67,085)	(40,091)		(33,971)
General and administrative expenses	(34,186)	(11,756)		(7,666)
Other income	303	385		3,458
Operating result	(69,715)	(33,013)		(34,409)
Financial income	2,949	790		2,215
Financial expenses	(10,063)	(264)		(161)
Share listing expense	(152,787)
Financial result	(159,901)	526		2,054
Loss before taxes	(229,616)	(32,487)	[1]	(32,355)
Taxes on income	0	0		0
Net loss	(229,616)	(32,487)		(32,355)
Attributable to:
Equity holders of the parent	(229,059)	(31,571)		(31,444)
Non-controlling interest	(557)	(916)		(911)
Net loss	€ (229,616)	€ (32,487)		€ (32,355)
Net loss per share—basic and diluted	€ (4.77)	€ (0.95)		€ (0.95)
Weighted average shares outstanding—basic and diluted	48,001,228	33,093,838		33,093,838

[1]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets